Stock Award Plans - Nonvested Share Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Non-Vested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period	287,750
Granted	0
Vested	(119,520)
Forfeited	(22,435)
Outstanding, end of period	145,795
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period	$ 3.87	$ 3.44
Granted, weighted average grant date fair value	$ 0.00
Vested, weighted average grant date fair value	$ 2.88
Forfeited, weighted average grant date fair value	$ 3.63
Outstanding, weighted average grant date fair value, end of period	$ 3.87	$ 3.44
Non-Vested Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period	209,667
Granted	232,000
Vested	(162,717)
Forfeited	(39,883)
Outstanding, end of period	239,067
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period	$ 20.37
Outstanding, weighted average grant date fair value, end of period	$ 20.37